Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.05 par value per share
Amount Registered | shares	320,000,000
Proposed Maximum Offering Price per Unit	26.375
Maximum Aggregate Offering Price	$ 8,440,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,165,564
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover shares of common stock, par value $0.05 per share (the “Common Stock”), of Pfizer Inc. (the “Registrant”) that may become issuable under the Pfizer Inc. 2019 Stock Plan, as amended April 2026 by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(h) and (c) under the Securities Act. The maximum offering price per share is based on the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on April 29, 2026.The Registrant does not have any fee offsets.